Deposits - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 976,202	$ 982,440
3 to 6 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	66,458	69,479
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	620,858	618,141
CANADA | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	259,670	285,555
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	51,591	63,442
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	32,105	33,704
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	56,129	62,674
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 119,845	$ 125,735